Trade receivables (Tables)	6 Months Ended
Dec. 31, 2019
Trade receivables.
Schedule of trade receivables

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Trade receivables	69,633	46,694	58,500
Less: provision for impairment of trade receivables	(2,734)	(12,954)	(15,294)
Net trade receivables	66,899	33,740	43,206
Less: non-current portion
Trade receivables	40,586	9,889	10,387
Non-current trade receivables	40,586	9,889	10,387
Current trade receivables	26,313	23,851	32,819